SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

Amendments to Indenture and Capital Raise

On April 1, 2020, the Partnership and CFS West Virginia (collectively, the “Issuers”) and Wilmington Trust, National Association, as trustee, entered into the Third Supplemental Indenture (the “Supplemental Indenture”) to the Indenture. Pursuant to the terms of the Supplemental Indenture, the following financial covenants were amended:

•

The Interest Coverage Ratio measurements at March 31, June 30 and September 30, 2020 were eliminated and replaced with a Minimum Operating Cash Flow covenant of $(25.0 million), $(35.0 million) and $(35.0 million), respectively;

•	The required Interest Coverage Ratios at December 31, 2020, March 31, 2021 and June 30, 2021 were reduced to 0.00x, 0.75x and 1.10x, respectively, from 1.15x, 1.25x and 1.30x; and

•	The Asset Coverage tests at March 31, June 30, September 30 and December 31, 2020 were reduced to 1.40x from 1.60x.

In addition, the premium payable upon voluntary redemption of the Senior Secured Notes on or after June 27, 2021 and before June 27, 2022 was increased from 4.0% to 5.0% and the premium payable upon any such voluntary redemption on or after June 27, 2022 and before June 27, 2023 was increased from 2.0% to 3.0%.

The Issuers also agreed in the Supplemental Indenture to use their best efforts to cause the Company to effectuate a rights offering on the terms described below as promptly as practicable with an expiration date no later than July 24, 2020 and to receive proceeds of not less than $8.2 million therefrom (in addition to the $8.8 million capital raise described below).

Concurrently with the execution of the Supplemental Indenture, the Company entered into a letter agreement (the “Axar Commitment”) with Axar pursuant to which Axar committed to (a) purchase shares of our Series A Preferred Stock with an aggregate purchase price of $8.8 million on April 3, 2020, (b) exercise its basic rights in the rights offering by tendering the shares of Series A Preferred Stock so purchased for shares of Common Stock and (c) purchasing any shares offered in the rights offering for which other stockholders do not exercise their rights, up to a maximum of an additional $8.2 million of such shares. The Company did not pay Axar any commitment, backstop or other fees in connection with the Axar Commitment.

On April 3, 2020, as contemplated by the Axar Commitment, the Company and Axar CL SPV LLC, Star V Partners LLC and Blackwell Partners LLC –Series E. (the “2020 Purchasers”) entered into a Series A Preferred Stock Purchase Agreement (the “2020 Preferred Purchase Agreement”) pursuant to which the Company sold 176 shares of its Series A Preferred Stock, par value $0.01 per share (the “Preferred Shares”), for a cash price of $50,000 per share, an aggregate of $8.8 million. The Company offered and sold the Preferred Shares in reliance upon the exemption from the registration requirements of the Securities Act pursuant to Section 4(a)(2) thereof. The Company relied on this exemption from registration based in part on representations made by the 2020 Purchasers in the 2020 Preferred Purchase Agreement.

Under the terms of the Supplemental Indenture and the Axar Commitment, the Company agreed to undertake an offering to holders of its Common Stock of transferable rights to purchase their pro rata share of shares of Common Stock with an aggregate exercise price of at least $17.0 million at a price of $0.73 per share. The rights offering period, during which the rights will be transferable, will be no less than 20 calendar days and no more than 45 calendar days. The Company agreed to use its best efforts to complete the rights offering with an expiration date no later than July 24, 2020.

Strategic Partnership Agreement

On April 2, 2020, the Company entered into two multi-year Master Services Agreements (the “MSAs”) with Moon Landscaping, Inc. and its affiliate, Rickert Landscaping, Inc. (collectively “Moon”). Under the terms of the MSAs, Moon will provide all grounds and maintenance services at most of the funeral homes, cemeteries and other properties the Company owns or manages including, but not limited to, landscaping, openings and closings, burials, installations, routine maintenance and janitorial services. Moon will hire all of the Company’s grounds and maintenance employees at the serviced locations and will perform all functions currently handled by those employees. The Company expects the implementation of the MSAs to take place on a clustered basis over the next three to four months, with full implementation expected no later than July 31, 2020.

The Company agreed to pay a total of approximately $241.0 million over the term of the contract, which runs through December 31, 2024, based upon an initial annual cost of $49.0 million and annual increases of 2%. The first year cost will be prorated based upon exact implementation and roll-out schedule for each location. As part of the MSAs, the Company agreed to lease its landscaping and maintenance equipment to Moon for the duration of the agreements and to transfer title to any such equipment we own at the end of the term to Moon, in each case without any additional payment by Moon. As of December 31, 2019, the net book value of the equipment the Company will be leasing to Moon was approximately $7.4 million.

Each party has the right to terminate the MSAs at any time on six months’ prior written notice, provided that if the Company terminate the MSAs without cause, it will be obligated to pay Moon an equipment credit fee in the amount of $1.0 million for each year remaining in the term, prorated for the portion of the year in which any such termination occurs. The MSAs also contain representations, covenants and indemnity provisions that are customary for agreements of this nature.

Divestitures

On April 7, 2020, the Company completed the Olivet Sale for a net cash purchase price of $24.3 million, subject to certain adjustments, and the assumption of certain liabilities, including $17.1 million in land purchase obligations. The Company used net proceeds of $20.5 million to redeem additional Senior Secured Notes as required by the Indenture.

Cost Reduction Initiatives Related to COVID-19

In an effort to minimize the impact of the COVID-19 Pandemic on the Company’s results of operations, the Company implemented certain cost reduction initiatives in April 2020, which included a reduction of 21 positions within its corporate functions at its headquarters located in Trevose, Pennsylvania.

Amendment of Plan

On May 5, 2020, the Company’s Board approved the second amendment (the “Amendment”) to the Plan, which increased the number of shares of the Company’s common stock reserved for delivery under the Plan by 1,375,000 shares, provided that such additional shares may not be delivered pursuant to awards under the Plan unless and until the increase is approved by the stockholders of the Company, and any awards under the Plan with respect to such additional shares will be expressly conditioned upon receipt of such approval. The Company plans to submit the Plan, as so amended, to its stockholders for their approval at the 2020 annual meeting of stockholders.

NYSE Delisting Notification

On April 14, 2020, the Company received notice from the New York Stock Exchange (the “NYSE”) stating that upon its review of the Company’s financial condition, the NYSE has concluded that the Company is not in compliance with the NYSE’s continued listing requirements (the “NYSE Notification”), since as of April 13, 2020, the 30-trading day average closing price of the Company’s Common Stock had fallen below $1.00 per share over a consecutive 30 trading-day period, which is the minimum average share price for continued listing on the NYSE under Rule 802.01C of the NYSE Listed Company Manual (the “NYSE Listed Manual”). As of April 13, 2020, the Company’s 30 trading-day average closing share price of its security was $0.97.

The Company has a period of six months following the receipt of the NYSE Notification to regain compliance with the minimum share price requirement, which period has been tolled from April 21, 2020 through June 30, 2020. In order to regain compliance, on the last trading day of any calendar month during the cure period, the Common Stock must have (i) a closing price of at least $1.00 per share and (ii) an average closing price of at least $1.00 per share over the 30-trading day period ending on the last trading day of such month. In addition, the Company must notify the NYSE, within 10 business days of receipt of the NYSE Notification, of its intent to cure this deficiency or be subject to suspension and delisting procedures. In the event that at the expiration of the six–month cure period, both a $1.00 share price and a $1.00 average share price over the preceding 30 trading days are not attained, the NYSE will commence suspension and delisting procedures. Alternatively, however, the Company can also demonstrate an accelerated cure based on a $1.00 share price on both the last trading day of any calendar month within the six-month cure period and the average share price over the 30 trading days preceding the end of that month. In response, the Company’s Board of Directors is reviewing all available alternatives to return to compliance with the NYSE continued listing standards.

26.	SUBSEQUENT EVENTS

Divestitures

In the fourth quarter of 2019, the Company launched an asset sale program designed to divest assets at attractive multiples, reduce debt levels and improve the Company’s cash flow and liquidity. Execution of this program has resulted in the following divestiture activity:

On January 3, 2020, the Company sold substantially all of the assets of Oakmont Memorial Park, Oakmont Funeral Home, Redwood Chapel, Inspiration Chapel and Oakmont Crematory located in California pursuant to the terms of an asset sale agreement (the “Oakmont Agreement”) with Carriage Funeral Holdings, Inc. for an aggregate cash purchase price of $33.0 million (the “Oakmont Sale”). The divested assets consisted of one cemetery, one funeral home and certain related assets. The Oakmont Sale resulted in a gain exceeding approximately $20.0 million for the Company, which it will recognize in its condensed consolidated statement of operations for the quarter ended March 31, 2020. For further details on the assets and liabilities the Company divested in connection with the Oakmont Sale, see Note 22 Assets Held for Sale of this Annual Report.

In March 2020, the Company entered into an asset sale agreement for the sale of substantially all of the assets of the cemetery, funeral establishment and crematory commonly known as Olivet Memorial Park, Olivet Funeral and Cremation Services and Olivet Memorial Park & Crematory (the “Olivet Agreement”) with Cypress Lawn Cemetery Association for a net cash purchase price of $24.3 million, subject to certain adjustments (the “Olivet Sale”). In addition, in March 2020, the Company entered into an asset sale agreement (the “California Agreement”) with certain entities owned by John Yeatman and Guy Saxton to sell substantially all of the Company’s remaining California properties, consisting of five cemeteries, six funeral establishments and four crematories (the “Remaining California Assets”) for a cash purchase price of $7.1 million, subject to certain closing adjustments (the “Remaining California Sale”).

In January 2020, the Company redeemed an aggregate $30.4 million of principal on the Senior Secured Notes, primarily using the net proceeds from the Oakmont Sale. Per the Indenture, the Company anticipates using the first $23.7 million of net proceeds from the Olivet Sale and the Remaining California Sale and 80% of the remaining net proceeds from the Olivet Sale along with 80% of the net proceeds from the Remaining California Sale to redeem additional portions of the outstanding Senior Secured Notes.

Discontinued Operations

The Company’s recently consummated Oakmont Sale and Olivet Sale and pending Remaining California Sale (collectively, the “Total California Sale”) meet the criteria in ASC 205, Discontinued Operations, to be presented as discontinued operations on the Company’s consolidated financial statements in its periodic filings beginning in fiscal year 2020, as the Total California Sale constitutes the disposal of a major geographical area in which the Company operates and as such represents a strategic shift that will have a major effect on the Company’s operations and financial results.

The Company will present the assets and liabilities associated with the Total California Sale separately in the asset and liability sections of its consolidated balance sheets and will report the results of operations of the above-mentioned divestitures separately in its consolidated statements of operations for all periods presented in its periodic filings beginning with its quarterly report on Form 10-Q for the quarter ending March 31, 2020.

COVID-19 and Business Interruption

The outbreak of COVID-19 in Wuhan, China in December 2019 has since reached pandemic proportions, posing a significant threat to the health and economic wellbeing of the Company’s employees, customers and vendors. Currently, the Company’s operations have been deemed essential by the state and local governments in which it operates, with the exception of Puerto Rico, and the Company is actively working with federal, state and local government officials to ensure that it continues to satisfy their requirements for offering the Company’s essential services. The operation of all of the Company’s facilities is critically dependent on the Company’s employees who staff these locations. To ensure the wellbeing of the Company’s employees and their families, the Company has provided every employee of the Company with detailed health and safety literature on COVID-19, such as the CDC’s industry-specific guidelines for working with the deceased who were and may have been infected with COVID-19, the Company’s procurement and safety teams have updated and developed new safety-oriented guidelines to support daily field operations and provided personal protection equipment to those employees whose positions necessitate them, and the Company has implemented work from home policies at the Company’s corporate office consistent with CDC guidance to reduce the risks of exposure to COVID-19 while still supporting the families that we serve.

The Company’s marketing and sales team has quickly responded to the sales challenges presented by the COVID-19 Pandemic by implementing virtual meeting options using a variety of web-based tools to ensure that the Company’s sales personnel can continue to connect with and meet the needs of the Company’s customers in a safe, effective and productive manner. Some of the Company’s locations have also started providing live video streaming of their funeral and burial services to customers, so that family and friends can connect virtually during their time of grief.

Like most businesses world-wide, the COVID-19 Pandemic has impacted the Company financially; however, the Company cannot presently predict the scope and severity with which COVID-19 will impact the Company’s business, financial condition, results of operations and cash flows. As recently as early March 2020, the Company was experiencing sales growth for the first quarter of 2020, as compared to the first quarter of 2019. However, over the last two weeks, the Company has seen its pre-need sales activity decline as Americans practice social distancing. In addition, the Company’s pre-need customers with installment contracts could default on their installment contracts due to lost work or other financial stresses arising from the COVID-19 Pandemic. While the Company expects its pre-need sales to be challenged during the COVID 19 Pandemic, the Company believes the implementation of its virtual meeting tools is one of several key steps to mitigate this disruption. In addition, the Company expects that throughout this disruption its cemeteries and funeral homes will remain open and available to serve its families in all the locations in which it operates to the extent permitted by local authorities, with the exception of Puerto Rico.

Amendments to the Indenture and Capital Raise in 2020

On April 1, 2020, the Partnership and Cornerstone (collectively with the Partnership, the “Issuers”) and Wilmington Trust, National Association, as trustee, entered into the Third Supplemental Indenture (the “Supplemental Indenture”) to the Indenture. Pursuant to the terms of the Supplemental Indenture:

1.	The following financial covenants were amended:

a.

The Interest Coverage Ratio measurements at March 31, June 30 and September 30, 2020 were eliminated and replaced with a Minimum Operating Cash Flow covenant of $(25.0 million), $(35.0 million) and $(35.0 million), respectively;

b.	The required Interest Coverage Ratios at December 31, 2020, March 31, 2021 and June 30, 2021 were reduced to 0.00x, 0.75x and 1.10x, respectively, from 1.15x, 1.25x and 1.30x; and

c.	The Asset Coverage tests at March 31, June 30, September 30 and December 31, 2020 were reduced to 1.40x from 1.60x;

2.

The premium payable upon voluntary redemption of the Senior Secured Notes on or after June 27, 2021 and before June 27, 2022 was increased from 4.0% to 5.0% and the premium payable upon any such voluntary redemption on or after June 27, 2022 and before June 27, 2023 was increased from 2.0% to 3.0%; and

3.

The Issuers agreed to use their best efforts to cause the Company to effectuate a rights offering on the terms described below as promptly as practicable with an expiration date no later than July 24, 2020 and to receive proceeds of not less than $8.2 million therefrom (in addition to the $8.8 million capital raise described below).

The foregoing amendments effected by the Supplemental Indenture will become operational when the Company pays a $5 million consent fee to the holders of the Senior Secured Notes, of which $3.5 million will be paid in cash and $1.5 million will be paid by increasing the principal amount of the Senior Secured Notes outstanding, and satisfies other specified conditions.

Concurrently with the execution of the Supplemental Indenture, the Company entered into a letter agreement (the “Axar Commitment”) with Axar pursuant to which Axar committed to (a) purchase shares of our Series A Preferred Stock with an aggregate purchase price of $8.8 million on April 3, 2020, (b) exercise its basic rights in the rights offering by tendering the shares of Series A Preferred Stock so purchased for shares of Common Stock and (c) purchasing any shares offered in the rights offering for which other stockholders do not exercise their rights, up to a maximum of an additional $8.2 million of such shares. The Company did not pay Axar any commitment, backstop or other fees in connection with the Axar Commitment.

On April 3, 2020, as contemplated by the Axar Commitment, the Company and Axar CL SPV LLC, Star V Partners LLC and Blackwell Partners LLC –Series E. (the “2020 Purchasers”) entered into a Series A Preferred Stock Purchase Agreement (the “2020 Preferred Purchase Agreement”) pursuant to which the Company sold 176 shares of its Series A Preferred Stock, par value $0.01 per share (the “Preferred Shares”), for a cash price of $50,000 per share, an aggregate of $8.8 million. The Company offered and sold the Preferred Shares in reliance upon the exemption from the registration requirements of the Securities Act pursuant to Section 4(a)(2) thereof. The Company relied on this exemption from registration based in part on representations made by the 2020 Purchasers in the 2020 Preferred Purchase Agreement.

Under the terms of the Supplemental Indenture and the Axar Commitment, the Company agreed to undertake an offering to holders of its Common Stock of transferable rights to purchase their pro rata share of shares of Common Stock with an aggregate exercise price of at least $17 million at a price of $0.73 per share. The rights offering period, during which the rights will be transferable, will be no less than 20 calendar days and no more than 45 calendar days. The Company agreed to use its best efforts to complete the rights offering with an expiration date no later than July 24, 2020.

Strategic Partnership Agreement

On April 2, 2020, the Company entered into two multi-year Master Services Agreements (the “MSAs”) with Moon Landscaping, Inc. and its affiliate, Rickert Landscaping, Inc. (collectively “Moon”). Under the terms of the MSAs, Moon will provide all grounds and maintenance services at most of the funeral homes, cemeteries and other properties the Company owns or manages including, but not limited to, landscaping, openings and closings, burials, installations, routine maintenance and janitorial services. Moon will hire all of the Company’s grounds and maintenance employees at the serviced locations and will perform all functions currently handled by those employees. The Company expects the implementation of the MSAs to take place on a clustered basis over the next three to four months, with full implementation expected no later than July 31, 2020.

The Company agreed to pay a total of approximately $241 million over the term of the contract, which runs through December 31, 2024, based upon an initial annual cost of $49 million and annual increases of 2%. The first year cost will be prorated based upon exact implementation and roll-out schedule for each location. As part of the MSAs, the Company agreed to lease its landscaping and maintenance equipment to Moon for the duration of the agreements and to transfer title to any such equipment we own at the end of the term to Moon, in each case without any additional payment by Moon. As of December 31, 2019, the net book value of the equipment we will be leasing to Moon was approximately $7.4 million.

Each party has the right to terminate the MSAs at any time on six months’ prior written notice, provided that if the Company terminate the MSAs without cause, it will be obligated to pay Moon an equipment credit fee in the amount of $1.0 million for each year remaining in the term, prorated for the portion of the year in which any such termination occurs. The MSAs also contain representations, covenants and indemnity provisions that are customary for agreements of this nature.